Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-3

Collection Period	08/01/18-08/31/18
Determination Date	9/10/2018
Distribution Date	9/17/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-03.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$560,317,740.73
2.	Collections allocable to Principal		$21,780,013.88
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,328,059.44
5.	Pool Balance on the close of the last day of the related Collection Period		$537,209,667.41
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		46,057
7.	Initial Pool Balance		$1,250,000,036.00
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$344,067,740.55	$320,959,667.23
	d. Class A-4 Note Balance	$130,630,000.00	$130,630,000.00
	e. Class B Note Balance	$35,000,000.00	$35,000,000.00
	f. Class C Note Balance	$25,000,000.00	$25,000,000.00
	g. Class D Note Balance	$19,370,000.00	$19,370,000.00
	h. Note Balance (sum a - g)	$554,067,740.55	$530,959,667.23
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.8095712	0.7551992
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.4432542	0.4247677
10.	Overcollateralization Target Amount		$6,250,000.18
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,250,000.18
12.	Weighted Average Coupon		7.54%
13.	Weighted Average Original Term	months	67.00
14.	Weighted Average Remaining Term	months	38.79
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,677,539.32
	b. Liquidation Proceeds allocable to Finance Charge		$181.94
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,677,721.26
16.	Principal:
	a. Collections allocable to Principal		$21,780,013.88
	b. Liquidation Proceeds allocable to Principal		$687,910.17
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$22,467,924.05

17.	Total Finance Charge and Principal Collections (15d + 16d)	$26,145,645.31
18.	Interest Income from Collection Account	$34,721.92
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$26,180,367.23
Available Funds
21.	Available Collections	$26,180,367.23
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$26,180,367.23
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$466,931.45
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$466,931.45
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$398,545.13
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$398,545.13
	m. Class A-4 Monthly Interest	$174,173.33
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$174,173.33
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$55,416.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$55,416.67
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$45,833.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$45,833.33
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$47,456.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$47,456.50
34.	Quaternary Principal Distributable Amount	$16,858,073.14
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$18,046,429.55
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,250,000.18
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,677,721.26
	b. Total Daily Deposits of Principal Collections	$22,467,924.05
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$34,721.92
	e. Total Deposits to Collection Account (sum a - d)	$26,180,367.23
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$466,931.45
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,829,498.28
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,883,937.50
	f. Total Withdrawals from Collection Account (sum a - e)	$26,180,367.23
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$398,545.13
	d. Class A-4 Interest Distribution	$174,173.33
	e. Class B Interest Distribution	$55,416.67
	f. Class C Interest Distribution	$45,833.33
	g. Class D Interest Distribution	$47,456.50
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$23,108,073.32
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$23,829,498.28
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$23,506,618.45
	d. Class A-4 Distribution	$174,173.33
	e. Class B Distribution	$55,416.67
	f. Class C Distribution	$45,833.33
	g. Class D Distribution	$47,456.50
	h. Total Withdrawals from Note Payment Account (sum a - g)	$23,829,498.28

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,883,937.50
	b. Reserve Account surplus (Ln 55)	$4,915.01
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,888,852.51
46.	Withdrawals
	a. Certificateholder Distribution	$1,888,852.51
	b. Total Withdrawals from Certificate Payment Account	$1,888,852.51
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,125,000.09	$3,125,000.09
	b. Note Balance	$530,959,667.23
48.	Required Reserve Account Amount	$3,125,000.09
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,125,000.09
50.	Investment Earnings	$4,915.01
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,129,915.10
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$4,915.01
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,125,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$466,931.45
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$23,829,498.28
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,883,937.50
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$4,915.01
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$23,506,618.45
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$174,173.33
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$55,416.67
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$45,833.33
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$47,456.50
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,888,852.51

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	1,180	$16,873,353.74
	b. 61 to 90 days past due	479	$6,992,691.44
	c. 91 to 120 days past due	153	$2,063,907.04
	d. 121 or more days past due	2	$13,314.28
	e. Total Past Due (sum a - d)	1,814	$25,943,266.50
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)		4.8293%

73.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	107	$1,328,059.44
75.	Recoveries	228	$688,092.11
76.	Net Losses (Ln 74 - Ln 75)		$639,967.33
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)		0.1142%

Cumulative Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	2,485	$37,659,063.62
79.	Recoveries	2,040	$15,951,829.96
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$21,707,233.66
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)		1.7366%
82.	Average Net Loss on Defaulted Receivables		$8,735.31

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,375,084,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 10, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer